VAN KAMPEN UNIT TRUSTS, SERIES 799

                      GLOBAL MACROTRENDS STRATEGY, SERIES 1

               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 15, 2008



   Notwithstanding anything to the contrary in the prospectus, the amounts shown on page 4 for "Organization Costs" under the heading "Fee Table" are as follows:

                                              AS A %               AMOUNT
                                              OF NET               PER 100
                                              ASSETS                UNITS
                                             -------              -------
                    ORGANIZATION COSTS         0.196%             $ 1.880
                                             =======              =======


SUPPLEMENT DATED: SEPTEMBER 3, 2008